FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 1,913	$ 2,507
Long-term debt, net of current portion	6,488	9,815
Cash and cash equivalents and restricted cash	(4,371)	(5,963)
Net debt	4,030	6,359
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	1,456	1,283
Long-term debt, net of current portion	3,443	5,775
Cash and cash equivalents and restricted cash	(1,646)	(2,637)
Net debt	3,253	4,421
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	97	765
Long-term debt, net of current portion	2,637	3,567
Cash and cash equivalents and restricted cash	(1,531)	(2,236)
Net debt	1,203	2,096
PLN
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	14	19
Long-term debt, net of current portion	215	239
Cash and cash equivalents and restricted cash	(97)	(152)
Net debt	132	106
CAD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	132	172
Long-term debt, net of current portion	55	91
Cash and cash equivalents and restricted cash	(56)	(35)
Net debt	131	228
ZAR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	115
Long-term debt, net of current portion	5
Cash and cash equivalents and restricted cash	(268)
Net debt	(148)
UAH
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt		46
Long-term debt, net of current portion		17
Cash and cash equivalents and restricted cash		(19)
Net debt		44
Other (USD)
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	99	222
Long-term debt, net of current portion	133	126
Cash and cash equivalents and restricted cash	(773)	(884)
Net debt	$ (541)	$ (536)